SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Annual Rate of Depreciation on Property and Equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33 - 50
Office furniture and equipment	10 - 20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Weighted Average Assumptions of Options Granted

The fair value of options granted and Employee Stock Purchase Plan in 2011, 2012 and 2013 is estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
	2011	2012	2013
Employee Stock Options
Expected volatility	29.59%	29.37%	30.14%
Risk-free interest rate	2.04%	0.75%	1.72%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	5.84	5.58	6.00
Employee Stock Purchase Plan
Expected volatility	23.94%	32.04%	26.98%
Risk-free interest rate	0.14%	0.09%	0.06%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Components of Accumulated Other Comprehensive Income

The following table shows the components of Accumulated other comprehensive income, net of taxes, as of December 31, 2013:

	Year ended December 31, 2013
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total
Beginning balance	$13,473	$1,133	$14,606

Other comprehensive income (loss) before reclassifications	(9,685)	704	(8,981)
Amounts reclassified from accumulated other comprehensive income	*)(2,011)	**)(1,775)	(3,786)

Net current-period other comprehensive loss	(11,696)	(1,071)	(12,767)

Ending balance	$1,777	$62	$1,839

*)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2013 for realized gains on marketable securities of $2,011 are included within financial income, net.

**)	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2013 for realized gains on cash flow hedges of $1,775 are included in operating expenses, out of which $1,181 is included within research and development.